Document and Entity Information	Aug. 27, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 27, 2021
Entity Registrant Name	CIPHER MINING INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39625
Entity Tax Identification Number	85-1614529
Entity Address, Address Line One	222 Purchase Street
Entity Address, Address Line Two	Suite #290
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	914
Local Phone Number	370-8006
Entity Information, Former Legal or Registered Name	Good Works Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819989
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	4265 San Felipe
Entity Address, Address Line Two	Suite 603
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	CIFR
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per whole share
Trading Symbol	CIFRW
Security Exchange Name	NASDAQ